PGIM Jennison Blend Fund
Schedule of Investments as of May 31, 2021 (unaudited)
Description	Shares	Value
Long-Term Investments 98.4%
Common Stocks
Aerospace & Defense 1.6%
Airbus SE (France)*	46,175	$6,075,461
Curtiss-Wright Corp.	8,049	1,008,700
Raytheon Technologies Corp.	81,980	7,272,446
Safran SA (France)	30,887	4,679,516
		19,036,123
Air Freight & Logistics 0.6%
FedEx Corp.	22,645	7,128,872
Airlines 0.6%
Delta Air Lines, Inc.*	102,676	4,895,592
Hawaiian Holdings, Inc.*	66,388	1,712,810
Sun Country Airlines Holdings, Inc.*	29,875	1,111,350
		7,719,752
Auto Components 0.1%
Patrick Industries, Inc.	16,638	1,425,877
Automobiles 2.6%
General Motors Co.*	171,528	10,173,326
Tesla, Inc.*	34,053	21,290,616
		31,463,942
Banks 7.9%
Ameris Bancorp	49,924	2,742,825
Bank of America Corp.	272,345	11,544,705
BankUnited, Inc.	101,011	4,827,316
Brookline Bancorp, Inc.	38,009	640,832
Byline Bancorp, Inc.	93,498	2,157,934
Citigroup, Inc.	105,095	8,272,027
Eastern Bankshares, Inc.	65,464	1,466,394
First Bancorp/Southern Pines NC	65,500	2,906,235
First Foundation, Inc.	161,133	4,044,438
Fulton Financial Corp.	114,837	1,990,125
Hilltop Holdings, Inc.	42,989	1,597,041
Home BancShares, Inc.	94,693	2,590,801
International Bancshares Corp.	46,708	2,167,251
Investors Bancorp, Inc.	67,230	1,000,382
JPMorgan Chase & Co.	88,383	14,516,024
PacWest Bancorp	61,673	2,785,769

PGIM Jennison Blend Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
Pinnacle Financial Partners, Inc.	58,760	$5,342,459
PNC Financial Services Group, Inc. (The)	42,751	8,322,765
Truist Financial Corp.	136,925	8,459,227
UMB Financial Corp.	22,703	2,195,607
Valley National Bancorp	102,251	1,464,234
Wintrust Financial Corp.	39,989	3,215,915
		94,250,306
Beverages 0.4%
PepsiCo, Inc.	34,428	5,093,278
Biotechnology 1.9%
Amicus Therapeutics, Inc.*	219,851	2,035,820
Apellis Pharmaceuticals, Inc.*	57,249	3,221,974
Avid Bioservices, Inc.*	36,622	779,316
Blueprint Medicines Corp.*	19,693	1,798,956
C4 Therapeutics, Inc.*	28,317	1,046,313
Constellation Pharmaceuticals, Inc.*	59,632	1,181,310
Intellia Therapeutics, Inc.*	27,029	2,025,553
Ironwood Pharmaceuticals, Inc.*(a)	111,396	1,288,852
Karyopharm Therapeutics, Inc.*(a)	129,322	1,200,108
Novavax, Inc.*(a)	4,238	625,614
Nurix Therapeutics, Inc.*	37,705	1,051,969
ORIC Pharmaceuticals, Inc.*	54,824	1,252,728
Turning Point Therapeutics, Inc.*	20,785	1,375,551
Twist Bioscience Corp.*	7,647	820,600
Zai Lab Ltd. (China), ADR*	13,411	2,382,598
		22,087,262
Building Products 1.6%
Griffon Corp.	52,400	1,377,596
JELD-WEN Holding, Inc.*	112,738	3,157,792
Johnson Controls International PLC	176,365	11,735,327
Quanex Building Products Corp.	32,875	875,461
UFP Industries, Inc.	22,265	1,770,513
		18,916,689
Capital Markets 3.0%
Artisan Partners Asset Management, Inc. (Class A Stock)	17,860	912,289
Blackstone Group, Inc. (The)	64,644	5,990,560
Brightsphere Investment Group, Inc.	197,383	4,395,719
Focus Financial Partners, Inc. (Class A Stock)*(a)	38,791	1,966,316

PGIM Jennison Blend Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Capital Markets (cont’d.)
Goldman Sachs Group, Inc. (The)	32,617	$12,134,176
Houlihan Lokey, Inc.	34,943	2,616,881
Lazard Ltd. (Class A Stock)	83,475	3,938,351
Moelis & Co. (Class A Stock)	30,297	1,626,646
Open Lending Corp. (Class A Stock)*	43,385	1,673,793
		35,254,731
Chemicals 2.1%
Avient Corp.	116,995	6,081,400
FMC Corp.	40,483	4,723,961
HB Fuller Co.	16,157	1,116,772
Ingevity Corp.*	12,987	1,068,960
Linde PLC (United Kingdom)	38,532	11,582,719
Tronox Holdings PLC (Class A Stock)	44,647	1,048,312
		25,622,124
Commercial Services & Supplies 0.3%
ACV Auctions, Inc. (Class A Stock)*	52,340	1,356,653
Harsco Corp.*	77,501	1,737,572
		3,094,225
Communications Equipment 0.4%
Cisco Systems, Inc.	94,835	5,016,772
Construction & Engineering 1.2%
Great Lakes Dredge & Dock Corp.*	333,384	4,870,740
MasTec, Inc.*	20,622	2,398,957
Primoris Services Corp.	61,489	1,954,736
WillScot Mobile Mini Holdings Corp.*	159,042	4,612,218
		13,836,651
Construction Materials 0.5%
Summit Materials, Inc. (Class A Stock)*(a)	159,232	5,544,458
Consumer Finance 1.2%
Capital One Financial Corp.	49,286	7,924,203
SLM Corp.	295,214	5,978,084
		13,902,287

PGIM Jennison Blend Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Containers & Packaging 0.6%
Crown Holdings, Inc.	67,390	$6,957,344
Diversified Consumer Services 0.1%
Laureate Education, Inc. (Class A Stock)*	51,224	748,383
Diversified Telecommunication Services 0.7%
Bandwidth, Inc. (Class A Stock)*(a)	35,272	4,172,325
Verizon Communications, Inc.	69,389	3,919,784
		8,092,109
Electrical Equipment 0.2%
Atkore, Inc.*	23,252	1,795,054
Plug Power, Inc.*	39,051	1,198,866
		2,993,920
Electronic Equipment, Instruments & Components 0.8%
Belden, Inc.	17,778	899,567
Littelfuse, Inc.	9,291	2,427,181
Methode Electronics, Inc.	46,872	2,267,667
nLight, Inc.*	86,734	2,543,041
Plexus Corp.*	12,769	1,261,705
		9,399,161
Energy Equipment & Services 0.4%
Cactus, Inc. (Class A Stock)	59,305	2,078,047
Liberty Oilfield Services, Inc. (Class A Stock)*	62,454	934,312
Oceaneering International, Inc.*	81,059	1,156,712
Transocean Ltd.*	204,624	773,479
		4,942,550
Entertainment 2.2%
Netflix, Inc.*	22,046	11,084,949
Spotify Technology SA*	19,893	4,805,552
Walt Disney Co. (The)*	56,995	10,182,157
		26,072,658
Equity Real Estate Investment Trusts (REITs) 1.8%
Acadia Realty Trust	37,197	807,175
Cousins Properties, Inc.	46,159	1,712,037
DiamondRock Hospitality Co.*	104,463	1,011,202

PGIM Jennison Blend Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Independence Realty Trust, Inc.	71,632	$1,223,475
Lexington Realty Trust	107,454	1,330,280
Macerich Co. (The)(a)	51,991	827,177
National Storage Affiliates Trust	73,785	3,401,488
PotlatchDeltic Corp.	41,062	2,471,932
Retail Opportunity Investments Corp.	96,867	1,730,045
Retail Properties of America, Inc. (Class A Stock)(a)	136,912	1,649,790
SITE Centers Corp.	104,362	1,562,299
Summit Hotel Properties, Inc.*	174,090	1,673,005
Urban Edge Properties	119,562	2,313,525
		21,713,430
Food & Staples Retailing 1.8%
BJ’s Wholesale Club Holdings, Inc.*	73,198	3,278,538
Costco Wholesale Corp.	10,929	4,134,113
Performance Food Group Co.*(a)	75,176	3,768,573
Sprouts Farmers Market, Inc.*	74,617	1,984,812
Walmart, Inc.	58,401	8,294,694
		21,460,730
Food Products 1.0%
Adecoagro SA (Brazil)*	133,805	1,422,347
Freshpet, Inc.*	14,065	2,486,973
Mondelez International, Inc. (Class A Stock)	112,431	7,142,742
Utz Brands, Inc.	52,850	1,220,835
		12,272,897
Gas Utilities 0.3%
New Jersey Resources Corp.	59,467	2,540,430
Northwest Natural Holding Co.	28,889	1,527,651
		4,068,081
Health Care Equipment & Supplies 2.2%
BioLife Solutions, Inc.*	46,881	1,561,606
Danaher Corp.	23,446	6,005,458
Integra LifeSciences Holdings Corp.*	25,515	1,761,811
Intersect ENT, Inc.*	103,834	1,832,670
Meridian Bioscience, Inc.*	48,854	1,014,209
Nevro Corp.*	12,096	1,822,867
Outset Medical, Inc.*	44,850	2,164,910
Silk Road Medical, Inc.*	21,355	1,037,426

PGIM Jennison Blend Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Equipment & Supplies (cont’d.)
Tandem Diabetes Care, Inc.*	28,922	$2,469,650
Treace Medical Concepts, Inc.*	25,712	834,354
Zimmer Biomet Holdings, Inc.	33,052	5,563,643
		26,068,604
Health Care Providers & Services 2.7%
Acadia Healthcare Co., Inc.*	78,148	5,029,605
Accolade, Inc.*	49,813	2,515,058
AMN Healthcare Services, Inc.*	13,872	1,230,446
Cigna Corp.	21,504	5,566,311
Community Health Systems, Inc.*	92,856	1,325,055
Covetrus, Inc.*	70,902	1,966,822
Ensign Group, Inc. (The)	12,693	1,056,058
HealthEquity, Inc.*	16,959	1,409,632
Laboratory Corp. of America Holdings*	23,488	6,446,986
Progyny, Inc.*	30,902	1,978,964
Select Medical Holdings Corp.	65,065	2,607,155
Tenet Healthcare Corp.*	21,508	1,439,100
		32,571,192
Health Care Technology 0.6%
Inspire Medical Systems, Inc.*	18,710	3,635,353
Phreesia, Inc.*	61,648	3,051,576
		6,686,929
Hotels, Restaurants & Leisure 3.0%
Airbnb, Inc. (Class A Stock)*(a)	21,367	2,999,927
Bally’s Corp.*	31,789	1,844,716
BJ’s Restaurants, Inc.*	25,303	1,398,750
Bloomin’ Brands, Inc.*	108,174	3,196,542
Boyd Gaming Corp.*	17,524	1,128,370
Cheesecake Factory, Inc. (The)*	16,226	954,413
Chipotle Mexican Grill, Inc.*	2,254	3,092,443
Cracker Barrel Old Country Store, Inc.	13,513	2,131,270
Jack in the Box, Inc.	39,530	4,490,608
McDonald’s Corp.	20,831	4,872,163
Penn National Gaming, Inc.*	15,547	1,274,388
Royal Caribbean Cruises Ltd.*	53,054	4,948,346
Rush Street Interactive, Inc.*	116,500	1,445,765
Wingstop, Inc.	17,965	2,563,246
		36,340,947

PGIM Jennison Blend Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Household Durables 0.9%
Beazer Homes USA, Inc.*	63,009	$1,500,244
Century Communities, Inc.*	27,314	2,222,814
D.R. Horton, Inc.	48,885	4,658,252
M/I Homes, Inc.*	15,812	1,115,062
Tri Pointe Homes, Inc.*	40,444	975,509
		10,471,881
Household Products 0.4%
Procter & Gamble Co. (The)	32,603	4,396,515
Independent Power & Renewable Electricity Producers 0.5%
NextEra Energy Partners LP	78,885	5,393,367
Industrial Conglomerates 0.4%
General Electric Co.	346,854	4,876,767
Insurance 2.2%
Axis Capital Holdings Ltd.	28,846	1,547,299
Chubb Ltd.	49,698	8,448,163
CNO Financial Group, Inc.	70,623	1,875,747
Goosehead Insurance, Inc. (Class A Stock)	17,600	1,581,712
Marsh & McLennan Cos., Inc.	45,610	6,310,143
MetLife, Inc.	103,324	6,753,257
		26,516,321
Interactive Media & Services 5.9%
Alphabet, Inc. (Class A Stock)*	9,948	23,445,944
Alphabet, Inc. (Class C Stock)*	4,902	11,821,467
Bumble, Inc. (Class A Stock)*	29,108	1,389,034
Facebook, Inc. (Class A Stock)*	50,827	16,708,360
Match Group, Inc.*	58,956	8,453,111
Snap, Inc. (Class A Stock)*	143,443	8,910,679
		70,728,595
Internet & Direct Marketing Retail 3.4%
Amazon.com, Inc.*	8,215	26,477,520
Chewy, Inc. (Class A Stock)*(a)	36,865	2,714,001
MercadoLibre, Inc. (Argentina)*	5,834	7,926,481
Overstock.com, Inc.*(a)	11,524	984,495
Stamps.com, Inc.*	12,605	2,365,707
		40,468,204

PGIM Jennison Blend Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
IT Services 7.3%
Adyen NV (Netherlands), 144A*	4,556	$10,558,857
Affirm Holdings, Inc.*(a)	27,025	1,643,390
Afterpay Ltd. (Australia)*	24,352	1,765,845
EVERTEC, Inc. (Puerto Rico)	44,226	1,925,158
Evo Payments, Inc. (Class A Stock)*	79,297	2,271,066
Mastercard, Inc. (Class A Stock)	20,661	7,449,943
Maximus, Inc.	12,060	1,117,600
Okta, Inc.*	4,630	1,029,897
PayPal Holdings, Inc.*	38,088	9,903,642
Shopify, Inc. (Canada) (Class A Stock)*	14,212	17,663,669
Snowflake, Inc. (Class A Stock)*	9,423	2,242,957
Square, Inc. (Class A Stock)*	37,600	8,366,752
Sykes Enterprises, Inc.*	39,907	1,672,901
Twilio, Inc. (Class A Stock)*	28,484	9,570,624
Visa, Inc. (Class A Stock)	42,308	9,616,608
		86,798,909
Leisure Products 0.7%
Brunswick Corp.	62,643	6,403,994
Smith & Wesson Brands, Inc.	55,440	1,178,654
Vista Outdoor, Inc.*	22,812	994,375
		8,577,023
Life Sciences Tools & Services 0.8%
Fluidigm Corp.*(a)	129,831	753,020
Medpace Holdings, Inc.*	13,547	2,263,162
NeoGenomics, Inc.*	46,319	1,900,469
Sartorius Stedim Biotech (France)	4,472	1,941,345
Syneos Health, Inc.*	25,545	2,245,405
		9,103,401
Machinery 1.8%
Colfax Corp.*	67,812	2,997,291
Fortive Corp.	54,418	3,946,393
Gates Industrial Corp. PLC*	55,015	999,072
Kennametal, Inc.	28,147	1,055,794
Mueller Water Products, Inc. (Class A Stock)	74,104	1,072,285
Otis Worldwide Corp.	68,297	5,349,704
Rexnord Corp.	90,649	4,529,731
Trinity Industries, Inc.	65,058	1,807,311
		21,757,581

PGIM Jennison Blend Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Marine 0.1%
Matson, Inc.	18,257	$1,180,315
Media 0.4%
Cardlytics, Inc.*	11,265	1,200,286
EW Scripps Co. (The) (Class A Stock)	56,051	1,188,842
Gray Television, Inc.	78,739	1,831,469
		4,220,597
Mortgage Real Estate Investment Trusts (REITs) 0.2%
Chimera Investment Corp.	54,089	764,277
Ellington Financial, Inc.	51,217	966,977
Redwood Trust, Inc.	92,583	1,030,449
		2,761,703
Multiline Retail 0.1%
Macy’s, Inc.*	42,321	773,628
Multi-Utilities 1.0%
Dominion Energy, Inc.	164,121	12,496,173
Oil, Gas & Consumable Fuels 2.2%
ConocoPhillips	358,296	19,971,419
PDC Energy, Inc.*	115,676	4,883,841
Renewable Energy Group, Inc.*(a)	14,695	897,423
		25,752,683
Personal Products 0.9%
elf Beauty, Inc.*	90,499	2,533,972
Estee Lauder Cos., Inc. (The) (Class A Stock)	25,413	7,789,593
		10,323,565
Pharmaceuticals 1.8%
AstraZeneca PLC (United Kingdom), ADR(a)	138,466	7,860,715
Bristol-Myers Squibb Co.	72,508	4,765,226
Eli Lilly & Co.	33,863	6,763,795
Revance Therapeutics, Inc.*	72,725	2,153,387
		21,543,123
Professional Services 0.5%
Acacia Research Corp.*	148,768	795,909

PGIM Jennison Blend Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Professional Services (cont’d.)
CBIZ, Inc.*	32,170	$1,068,365
Kforce, Inc.	20,037	1,256,520
TriNet Group, Inc.*	18,391	1,385,578
Upwork, Inc.*	20,197	950,673
		5,457,045
Road & Rail 2.2%
Saia, Inc.*	26,738	6,154,018
TFI International, Inc. (Canada)	30,917	2,964,322
Uber Technologies, Inc.*	158,391	8,051,015
Union Pacific Corp.	39,273	8,825,821
		25,995,176
Semiconductors & Semiconductor Equipment 5.4%
Amkor Technology, Inc.	76,204	1,607,904
Axcelis Technologies, Inc.*	23,311	966,008
Broadcom, Inc.	17,045	8,050,865
Brooks Automation, Inc.	38,759	3,956,906
Cohu, Inc.*	20,777	773,320
FormFactor, Inc.*	22,804	803,841
Lam Research Corp.	10,590	6,881,912
Lattice Semiconductor Corp.*	60,376	3,204,154
MACOM Technology Solutions Holdings, Inc.*	46,878	2,775,178
MaxLinear, Inc.*	66,524	2,529,243
NVIDIA Corp.	22,308	14,495,292
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	67,594	7,932,832
Texas Instruments, Inc.	44,031	8,357,964
Tower Semiconductor Ltd. (Israel)*	88,847	2,440,627
		64,776,046
Software 5.8%
Adobe, Inc.*	23,871	12,044,829
Atlassian Corp. PLC (Class A Stock)*	18,566	4,331,076
ChannelAdvisor Corp.*	45,334	1,075,776
Crowdstrike Holdings, Inc. (Class A Stock)*	27,462	6,100,683
Descartes Systems Group, Inc. (The) (Canada)*	40,300	2,355,132
Digital Turbine, Inc.*	15,460	1,022,988
Everbridge, Inc.*	23,745	2,790,038
Microsoft Corp.	98,261	24,533,807
PagerDuty, Inc.*(a)	39,602	1,609,821
PTC, Inc.*	27,210	3,649,949
Sprout Social, Inc. (Class A Stock)*	11,823	820,753

PGIM Jennison Blend Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Software (cont’d.)
Tenable Holdings, Inc.*	25,760	$1,076,768
Trade Desk, Inc. (The) (Class A Stock)*	6,509	3,828,203
Varonis Systems, Inc.*	63,700	3,076,710
Zoom Video Communications, Inc. (Class A Stock)*	3,428	1,136,485
		69,453,018
Specialty Retail 2.8%
Asbury Automotive Group, Inc.*	6,383	1,265,685
Boot Barn Holdings, Inc.*	38,568	2,946,210
Buckle, Inc. (The)	38,826	1,635,351
Carvana Co.*	13,340	3,536,301
Lowe’s Cos., Inc.	30,423	5,927,313
MarineMax, Inc.*	18,380	945,283
National Vision Holdings, Inc.*	59,781	2,969,322
Ross Stores, Inc.	42,917	5,424,280
TJX Cos., Inc. (The)	79,763	5,387,193
Vroom, Inc.*(a)	39,807	1,759,867
Zumiez, Inc.*	43,146	1,890,658
		33,687,463
Technology Hardware, Storage & Peripherals 2.3%
Apple, Inc.	224,570	27,983,668
Textiles, Apparel & Luxury Goods 2.5%
Kontoor Brands, Inc.	78,819	5,045,992
Lululemon Athletica, Inc.*	16,339	5,279,621
LVMH Moet Hennessy Louis Vuitton SE (France)	13,924	11,152,767
NIKE, Inc. (Class B Stock)	62,972	8,593,159
		30,071,539
Thrifts & Mortgage Finance 0.5%
Axos Financial, Inc.*	47,638	2,258,518
Provident Financial Services, Inc.	37,543	948,336
WSFS Financial Corp.	54,455	2,897,550
		6,104,404
Trading Companies & Distributors 1.0%
Boise Cascade Co.	33,611	2,217,990
Herc Holdings, Inc.*	12,663	1,456,498

PGIM Jennison Blend Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Trading Companies & Distributors (cont’d.)
Rush Enterprises, Inc. (Class A Stock)	53,280	$2,546,784
United Rentals, Inc.*	17,841	5,958,181
		12,179,453

Total Long-Term Investments (cost $712,014,632)		1,173,630,447

Short-Term Investments 5.0%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	23,068,567	23,068,567
PGIM Institutional Money Market Fund (cost $36,244,136; includes $36,241,850 of cash collateral for securities on loan)(b)(wa)	36,296,733	36,274,955

Total Short-Term Investments (cost $59,312,703)		59,343,522

TOTAL INVESTMENTS 103.4% (cost $771,327,335)		1,232,973,969
Liabilities in excess of other assets (3.4)%		(40,362,559)

Net Assets 100.0%		$1,192,611,410

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
LP—Limited Partnership
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $35,523,700; cash collateral of $36,241,850 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).